Fixed Assets	6 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 2 — Fixed Assets

Fixed assets are recorded at cost and, once placed in service, are depreciated on the straight-line method over the estimated useful lives. Fixed assets consist of the following:

	Estimated Useful Lives in years	As of December 31, 2015	As of June 30, 2015
Office equipment and furniture	3 – 5	$108,000	$—
Lab equipment	3 – 5	90,000	90,000
Leasehold improvements	3	18,000	—
Manufacturing equipment	5	7,000	—
Less accumulated depreciation and amortization		(79,000)	(60,000)
Fixed assets, net		$144,000	$30,000